LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating leases
Other assets	$ 876	$ 936
Accrued liabilities	174	176
Other liabilities	809	863
Total operating lease liabilities	983	1,039
Finance leases
Property, plant and equipment	171	196
Accumulated depreciation	(110)	(107)
Property, plant and equipment—net	61	89
Current maturities of long-term debt	37	47
Long-term debt	27	46
Total finance lease liabilities	$ 64	$ 93
Weighted average remaining lease term
Operating leases	8 years	9 years
Finance leases	2 years	2 years
Weighted average discount rate
Operating leases	4.30%	3.40%
Finance leases	4.50%	4.20%
Operating lease, right-of-use asset, statement of financial position	Other assets	Other assets
Operating lease, liability, current, statement of financial position	Accrued Liabilities, Current	Accrued Liabilities, Current
Operating lease, liability, noncurrent, statement of financial position	Other liabilities	Other liabilities
Finance lease, right-of-use asset, statement of financial position	Property, plant and equipment—net	Property, plant and equipment—net
Finance lease, liability, current, statement of financial position	Long-Term Debt and Lease Obligation, Current	Long-Term Debt and Lease Obligation, Current
Finance lease, liability, noncurrent, statement of financial position	Total Long-term debt	Total Long-term debt
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Disposal Group
Disposal group, including discontinued operation, operating lease right-of-use asset	$ 88
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses | Accrued Liabilities
Disposal Group
Disposal group, including discontinued operation, operating lease liabilities	13
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses | Other Liabilities
Disposal Group
Disposal group, including discontinued operation, operating lease liabilities	$ 81
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Disposal Group
Disposal group, including discontinued operation, operating lease right-of-use asset		$ 16
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business | Accrued Liabilities
Disposal Group
Disposal group, including discontinued operation, operating lease liabilities		5
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business | Other Liabilities
Disposal Group
Disposal group, including discontinued operation, operating lease liabilities		$ 11